Related parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related parties
39.	Related parties
Transactions with key management personnel
Key management personnel comprise the Group’s members of the Board of Directors and chief officers.
There are no loans to key management personnel as of 31 December 2019 and 2018.
The Group provides additional benefits to key management personnel and contributions to retirement plans based on a pre-determined
ratio of compensation.

	31 December 2019	31 December 2018	31 December 2017
Short-term benefits	78,775	80,868	62,187
Termination benefits	56,720	121	604
Share based payments	6,247	11,473	12,509
Long-term benefits	653	755	548

	142,395	93,217	75,848

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	31 December 2019	31 December 2018
Due from related parties
Telia Carrier Germany GmbH (“Telia Carrier”)	3,588	1,741
Emt Estonia (“Emt”)	110	99
Vimpelcom OJSC (“Vimpelcom”)	—	9,138
Kyivstar GSM JSC (“Kyivstar”)	—	210
Other	779	2,345

	4,477	13,533

There is no net of allowance for doubtful receivables of due from related parties at 31 December 2019 (31 December 2018: None).
Due from Telia Carrier, Emt, Vimpelcom and Kyivstar are resulting from telecommunications services.

	31 December 2019	31 December 2018
Due to related parties
Turkcell Vakfı	9,145	39,544
Sofra	1,942	—
Telia	331	469
Kyivstar GSM JSC (“Kyivstar”)	—	3,591
Wind Telecomunicazioni S.P.A. (“Wind”)	—	886
Teliasonera International Carrier Switzerland Ag	—	523
Other	664	318

	12,082	45,331

Due to Sofra mainly resulting from meal coupon and card services received.
Due to Telia, Kyivstar and Wind mainly resulting from telecommunications services received.
The Group’s exposure to currency risk related to outstanding balances with related parties is disclosed in Note 36.
The following transactions occurred with related parties:

	2019	2018	2017
Revenue from related parties
Sales to Sonera Holding
Revenue from sales of discontinued operations (Note 16)	772,436	—	—
Sales to Kyivstar (*)
Telecommunications services	27,050	52,946	30,875
Sales to Telia Carrier
Telecommunications services	12,934	7,941	10,020
Sales to Vimpelcom (*)
Telecommunications services	6,191	5,418	7,230
Sales to Azercell Telecom LLC (“Azercell”) (**)
Telecommunication services	—	256	1,583
Sales to other related parties	7,004	7,920	11,324

	825,615	74,481	61,032

	2019	2018	2017
Related party expenses
Charges from Kyivstar (*)
Telecommunications services	40,210	77,174	49,178
Charges from Sofra
Meal coupons and cards	8,874	—	—
Charges from Telia Carrier
Telecommunications services	7,503	6,047	3,120
Charges from Vimpelcom (*)
Telecommunications services	1,228	2,751	10,853
Charges from Wind (*)
Telecommunications services	274	4,812	—
Charges from Turkcell Vakfı
Donation	—	44,247	—
Charges from Azercell (**)
Telecommunications services	—	79	734
Charges from Hobim (***)
Invoicing and archiving services	—	—	16,993
Charges from other related parties	2,000	9,799	17,001

	60,089	144,909	97,879

(*)	Transactions with Vimpelcom, Kyivstar and Wind include transactions until 18 June 2019,
(**)	Transactions with Azercell include transactions until 5 March 2018,
(***)	Transactions with Hobim include transactions until 20 June 2017.
Transactions with Kyivstar:
Kyivstar, an entity under common control with Alfa, is rendering and receiving telecommunications services such as interconnection and roaming.
Transactions with Hobim:
The Company had entered into invoice printing and archiving agreements with Hobim under which Hobim provided the Company with monthly invoice printing services, managed the archiving of invoices and subscription documents. Prices of the agreements were determined through the evaluation of alternative proposals.
Transactions with Vimpelcom:
Vimpelcom, an entity under common control with Alfa, is rendering and receiving telecommunications services such as interconnection and roaming.
Transactions with Telia Carrier:
Telia Carrier, a subsidiary of Telia, is rendering and receiving telecommunications services such as interconnection and roaming.

Transactions with Azercell:
Azercell, a subsidiary of Telia, is rendering and receiving telecommunications services such as interconnection and roaming.
Transactions with Turkcell Vakfı:
On 11 October 2018, Turkcell Vakfı, was incorporated for rendering social responsibility and donation transactions.
Transactions with Wind:
Wind, an entity under common control with Alfa, is rendering and receiving telecommunications services such as interconnection and roaming.
Transactions with Sofra:
Sofra, a joint venture entity of Turkcell Odeme, BELBİM Elektronik Para ve Ödeme Hizmetleri A.Ş. and Posta ve Telgraf Teşkilatı A.Ş. (“PTT”) is providing services via various means such as service coupons, meal coupons, meal card, electronic coupon and/or smart card in vehicle payment.